SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 2, 2016


                  AMERICAN GENERAL LIFE INSURANCE COMPANY
                  ---------------------------------------

                         VARIABLE SEPARATE ACCOUNT

                    Polaris Choice IV Variable Annuity
                   Polaris Platinum III Variable Annuity
                Polaris Preferred Solution Variable Annuity
              Polaris Retirement Protector Variable Annuity
                 Polaris Select Investor Variable Annuity

                      VARIABLE ANNUITY ACCOUNT SEVEN

                Polaris Platinum O-Series Variable Annuity


       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
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                       FS VARIABLE SEPARATE ACCOUNT

                    Polaris Choice IV Variable Annuity
                  Polaris Platinum III Variable Annuity
               Polaris Preferred Solution Variable Annuity
              Polaris Retirement Protector Variable Annuity
                 Polaris Select Investor Variable Annuity
                Polaris Platinum O-Series Variable Annuity


               THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
               -------------------------------------------

                        VALIC SEPARATE ACCOUNT A

                 Polaris Choice Elite Variable Annuity
                 Polaris Platinum Elite Variable Annuity

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Effective on or about June 30, 2016, the SunAmerica Series Trust "SA Marsico
Focused Growth Portfolio" changed its name to "SA Janus Focused Growth Portfolio," and its investment manager changed from "Marsico Capital Management, LLC" to "Janus Capital Management, LLC." Accordingly, all references in the prospectuses to the "SA Marsico Focused Growth Portfolio" and to its manager, "Marsico Capital Management, LLC" are respectively replaced with the "SA Janus Focused Growth Portfolio" and "Janus Capital Management, LLC."


Underlying Fund:           Managed by:                      Trust   Asset Class
-----------------------    -----------------------------    -----   -----------
SA Janus Focused Growth    Janus Capital Management, LLC    SAST    STOCK





Dated:  June 30, 2016


          Please keep this Supplement with your Prospectus